Other Current Assets and Non-Current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Loans to third parties	[1]	¥ 80,059		$ 11,176		¥ 81,552
Long-term deferred expenses		154	[2]	20	[2]	181	[2]	$ 25	[3]		[3]
Other non-current assets		¥ 80,213		$ 11,196		¥ 81,733		$ 11,198		¥ 36,029		¥ 30

[1]	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provided a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annual. Worthy Credit agreed to provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As of June 30, 2025, the loan is not yet to be granted to any customers due to the fact that the Company’s vehicle product is still at certification stage and there is no contract entered into yet with any dealers or purchasers of battery-swapping stations. However, the Group’s first batch of battery swap station equipment has been successfully delivered to Hong Kong, with substantive cooperation established with local enterprises regarding equipment installation and operational management. Consequently, the Group anticipates that the project’s progress will align with initial expectations, and the collaborative business with Worthy Credit is expected to proceed. In April 2023, the Company entered into a cooperation agreement with Richness Fortune Credit (HK) Company Limited (“Richness”), whereby the Group agreed to provide a $6,000 loan to facilitate Richness’ identification of potential investment targets. However, due to persistent weakness in the investment market, the investment opportunities presented by Richness failed to meet management’s expectations, resulting in the funds remaining unutilized. Subsequently, on December 31, 2024, the Company and Richness executed an amendment agreement to extend the cooperation term through December 2028 and to provide for an annual interest charge of $600,000, commencing in 2025.
[2]	On September 11, 2024, Youxu Zibo entered into a design service contract with Shanghai Kunying Technology Co., Ltd. for battery swap station projects. Under the agreement, design service costs are recognized in accordance with the construction progress of the respective battery swap stations. Costs related to uncompleted stations that have not passed final inspection are capitalized as long-term deferred expenses. As of June 30, 2025, the Company had RMB 154 in unamortized design fees capitalized under long-term deferred expenses.
[3]	On September 11, 2024, Youxu Zibo entered into a design service contract with Shanghai Kunying Technology Co., Ltd. for battery swap station projects. Under the agreement, design service costs are recognized in accordance with the construction progress of the respective battery swap stations. Costs related to uncompleted stations that have not passed final inspection are capitalized as long-term deferred expenses. As of December 31, 2024, the Company had RMB 181,000 in unamortized design fees capitalized under long-term deferred expenses.